PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund
PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC Advantage Institutional Treasury Money Market Fund		Institutional Shares	Advisor Shares		Service Shares
Management Fees		0.15%	0.15%		0.15%
Distribution (12b-1) Fees		none	none		none
Shareholder Servicing Fees		none	0.10%		0.25%
Other		0.21%	0.21%	[1]	0.21%	[1]
Other Expenses		0.21%	0.31%		0.46%
Total Annual Fund Operating Expenses	[2]	0.36%	0.46%		0.61%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the

Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC Advantage Institutional Treasury Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	37	116	202	456
Advisor Shares	47	148	258	579
Service Shares	62	195	340	762

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements collateralized by short-term obligations of the U.S Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation,

which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's

Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's

Institutional, Advisor Shares and Service Shares. For the period from class inception to December 31, 2010, performance for Adviser Shares and Service

Shares is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses that would have been borne by those share classes. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/

FundID_371/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2010 was 0.56%.  The Fund's yield also appears in The Wall Street

Journal each Thursday.

Calendar Year Total Returns

Best Quarter        0.02%   (12/31/10)

Worst Quarter       0.00%   (9/30/10)

The Fund's year-to-date total return for Class Institutional Shares through June

30, 2011 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC Advantage Institutional Treasury Money Market Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	0.03%	0.03%	Oct. 01, 2009
Advisor Shares	0.03%	0.03%	Oct. 01, 2009
Service Shares	0.03%	0.03%	Oct. 01, 2009